Notes Payable (Details) - USD ($)	1 Months Ended		12 Months Ended
	Aug. 18, 2022	Dec. 16, 2021	Dec. 31, 2022	Dec. 31, 2021
Notes Payable (Details) [Line Items]
Business combination description			(i) an aggregate of 5,299,546 shares of Common Stock and (ii) a pro-rata number of the total Earnout Shares in the Business Combination
Gross principal amount			$ 36,530,320
Debenture warrants shares (in Shares)			2,922,425
Inclusive proceeds			$ 35,800,000
Original issue discount percentage			2.00%
Fair value debenture warrants			$ 20,949,110
Debt discount upon issuance			$ 21,679,716
Debentures converted description.			The Debentures may be converted at the holders’ option at 120% of the principal amount at a conversion price of $15.00 or 2,922,425 shares of Common Stock. The conversion price may be adjusted downward for certain events including the issuance by the Company of dilutive instruments below the current conversion price. Interest accrues on the outstanding principal amount of the Debentures at 5% per annum, payable quarterly.
Exercisable initially (in Dollars per share)			$ 20
Debt discount accretion			$ 1,071,228
Effective interest			25.2%
Term loan credit agreement description		On December 16, 2021, we entered into a Term Loan Credit Agreement with RCB Equities #1, LLC (“RCB”) in the amount of $15,000,000 to provide funds for the Company’s working capital and general corporate purposes. The note bore interest at 13% per annum and was payable in 18 monthly installments of interest only through its maturity date of June 16, 2023. A 2% commitment fee totaling $300,000 was paid upon loan inception and reported as a debt discount. There was also a 5% exit fee, accrued over the note term, totaling $750,000.
Additional borrowing	$ 2,000,000
Origination fee	33,000
Fee due upon repayment	$ 100,000
Minimum [Member]
Notes Payable (Details) [Line Items]
Interest rates ranging				4.25%
Maximum [Member]
Notes Payable (Details) [Line Items]
Interest rates ranging				10.00%